DEBT (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Total long-term debt outstanding	$ 1,242,200	$ 1,371,000
Deferred financing costs	12,300	16,600
Golar Eskimo | Eskimo SPV Agreement
Short-term Debt [Line Items]
Short-term debt	$ 203,869	$ 0